Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property And Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 10 – PROPERTY AND EQUIPMENT, NET

As of March 31, 2025 and 2024, property and equipment, net consist of the following:

	As of March 31,
	2025	2024
	USD	USD

Office equipment	17,760	-
Less: accumulated depreciation	(1,612)	-
Property and equipment, net	16,148	-

For the years ended March 31, 2025 and 2024, the depreciation amount were US$1,621 and nil. No impairment loss was recognized for property and equipment for the years ended March 31, 2025 and 2024.